RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS	12 Months Ended
Dec. 31, 2018
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS

4.RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS

In 2018, a net charge of $17.2 million was recorded. This includes a portion of $12.9 million in regards of an impairment of assets resulting from restructuring initiatives and $4.3 million relating to various cost reduction initiatives across the organization, ( net charges of $5.8 million and $15.9 million for the years ended respectively on December 31, 2017 and 2016 which were related to developments in certain litigations and the migration of subscribers from analog to digital services).